LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.08%
INVESTMENT COMPANIES–97.08%
Equity Funds–49.57%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	259,660	$15,209,867
LVIP Channing Small Cap Value Fund	188,729	2,076,401
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	1,758,134	24,879,346
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	356,315	4,175,303
LVIP Macquarie Mid Cap Value Fund	170,133	7,160,906
LVIP Macquarie Value Fund	812,699	20,719,757
LVIP SSGA Mid-Cap Index Fund	1,284,629	15,714,867
LVIP SSGA Nasdaq-100 Index Fund	202,722	2,749,106
LVIP SSGA S&P 500 Index Fund	1,531,832	44,447,628
LVIP SSGA Small-Cap Index Fund	278,043	8,248,434
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	247,816	7,451,831
		152,833,446
Fixed Income Funds–18.80%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	340,785	3,150,900
LVIP JPMorgan Core Bond Fund	2,586,259	25,575,513
LVIP Macquarie Bond Fund	1,768,965	20,576,599
LVIP SSGA Bond Index Fund	864,554	8,678,389
		57,981,401
Global Equity Fund–0.59%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	244,030	1,836,569
		1,836,569
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–28.12%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	445,077	$3,569,518
LVIP Franklin Templeton Multi-Factor International Equity Fund	994,094	8,697,325
LVIP Loomis Sayles Global Growth Fund	319,478	5,574,255
LVIP MFS International Growth Fund	926,383	19,118,698
LVIP Mondrian International Value Fund	1,278,763	23,797,781
LVIP SSGA Emerging Markets Equity Index Fund	918,178	9,900,716
LVIP SSGA International Index Fund	1,422,862	16,038,500
		86,696,793
Total Affiliated Investments (Cost $259,542,532)		299,348,209

UNAFFILIATED INVESTMENT–2.80%
INVESTMENT COMPANY–2.80%
Money Market Fund–2.80%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	8,621,364	8,621,364
Total Unaffiliated Investment (Cost $8,621,364)		8,621,364

TOTAL INVESTMENTS–99.88% (Cost $268,163,896)	307,969,573
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	370,351
NET ASSETS APPLICABLE TO 26,908,254 SHARES OUTSTANDING–100.00%	$308,339,924

✧✧Standard Class shares.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–1

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
3	Australian Dollar	$187,605	$188,837	6/16/25	$—	$(1,232)
5	British Pound	403,469	404,442	6/16/25	—	(973)
8	Euro	1,086,200	1,098,156	6/16/25	—	(11,956)
7	Japanese Yen	587,912	597,412	6/16/25	—	(9,500)
					—	(23,661)
Equity Contracts:
11	E-mini MSCI Emerging Markets Index	610,940	633,058	6/20/25	—	(22,118)
5	E-mini Russell 2000 Index	506,775	515,249	6/20/25	—	(8,474)
13	E-mini S&P 500 Index	3,674,612	3,699,570	6/20/25	—	(24,958)
5	E-mini S&P MidCap 400 Index	1,469,300	1,475,044	6/20/25	—	(5,744)
18	Euro STOXX 50 Index	1,009,956	1,057,361	6/20/25	—	(47,405)
4	FTSE 100 Index	443,948	450,797	6/20/25	—	(6,849)
3	OMXS 30 Index	73,882	79,641	4/16/25	—	(5,759)
1	SPI 200 Index	123,049	124,252	6/19/25	—	(1,203)
3	TOPIX Index	532,436	536,540	6/12/25	—	(4,104)
					—	(126,614)
Total Futures Contracts					$—	$(150,275)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–2

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.08%@
Equity Funds-49.57%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$16,429,899	$588,408	$430,819	$(26,829)	$(1,350,792)	$15,209,867	259,660	$—	$—
✧✧LVIP Channing Small Cap Value Fund	2,253,238	171,885	59,996	(5,536)	(283,190)	2,076,401	188,729	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	25,775,072	969,324	668,463	(25,782)	(1,170,805)	24,879,346	1,758,134	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	3,652,982	1,066,621	111,362	(13,267)	(419,671)	4,175,303	356,315	—	—
✧✧LVIP Macquarie Mid Cap Value Fund	7,266,583	422,458	190,894	(14,648)	(322,593)	7,160,906	170,133	—	—
✧✧LVIP Macquarie Value Fund	20,767,881	536,246	533,091	(27,757)	(23,522)	20,719,757	812,699	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	16,371,619	827,759	428,538	(30,815)	(1,025,158)	15,714,867	1,284,629	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	3,113,876	24,570	145,312	16,660	(260,688)	2,749,106	202,722	—	—
✧✧LVIP SSGA S&P 500 Index Fund	47,386,146	379,618	1,298,422	(30,795)	(1,988,919)	44,447,628	1,531,832	—	—
✧✧LVIP SSGA Small-Cap Index Fund	9,492,951	77,752	448,880	(23,335)	(850,054)	8,248,434	278,043	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	7,376,094	913,878	211,008	(17,310)	(609,823)	7,451,831	247,816	—	—
Fixed Income Funds-18.80%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	3,115,457	33,359	77,916	(4,844)	84,844	3,150,900	340,785	—	—
✧✧LVIP JPMorgan Core Bond Fund	21,312,928	3,584,118	35,067	(2,529)	716,063	25,575,513	2,586,259	—	—
✧✧LVIP Macquarie Bond Fund	23,869,991	338,866	4,167,673	(863,404)	1,398,819	20,576,599	1,768,965	—	—
✧✧LVIP SSGA Bond Index Fund	8,488,369	170,402	212,712	(34,779)	267,109	8,678,389	864,554	—	—
Global Equity Fund-0.59%@
✧✧LVIP BlackRock Real Estate Fund	1,798,253	61,913	46,750	(3,301)	26,454	1,836,569	244,030	—	—
International Equity Funds-28.12%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	3,526,847	28,256	123,253	(3,820)	141,488	3,569,518	445,077	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	8,486,704	67,570	602,281	(803)	746,135	8,697,325	994,094	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	6,185,550	49,142	488,097	77,827	(250,167)	5,574,255	319,478	—	—
✧✧LVIP MFS International Growth Fund	19,206,705	153,322	1,208,959	(24,508)	992,138	19,118,698	926,383	—	—
✧✧LVIP Mondrian International Value Fund	22,557,675	178,384	1,528,140	(11,076)	2,600,938	23,797,781	1,278,763	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	10,568,264	83,158	1,130,372	(23,922)	403,588	9,900,716	918,178	—	—
✧✧LVIP SSGA International Index Fund	16,559,277	129,842	1,936,478	36,672	1,249,187	16,038,500	1,422,862	—	—
Total	$305,562,361	$10,856,851	$16,084,483	$(1,057,901)	$71,381	$299,348,209		$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–3